BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF CASH AND CASH EQUIVALENTS
	September 30, 2023	December 31, 2022
Total cash in excess of FDIC limits of $250,000	$-	$949,677

	December 31, 2022	December 31, 2021
Total cash in excess of FDIC limits	$949,677	$-

SCHEDULE OF CONCENTRATION OF ACCOUNTS RECEIVABLE

Accounts receivable balance represents credit sales, sales on account and billing to vendors for advertising vendors’ products in our stores. Concentration of accounts receivable consist of the following:

	December 31, 2022	December 31, 2021

Customer A	17%	0%
Customer B	-	12%
Customer C	6%	30%

SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity at September 30, 2023 and December 31, 2022 is presented below:

	September 30, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	664,003	859,383
Redeemed	(664,294)	(623,348)
Breakage recognized	(53,454)	(55,943)
Ending balance	$144,861	$198,606

A summary of the contract liabilities activity for the years ended December 31, 2022 and 2021 is presented below:

	Year ended December 31,
	2022	2021
Beginning balance as of January1,	$18,514	$16,014
Issued	859,383	24,733
Redeemed	(623,348)	(21,764)
Breakage recognized	(55,943)	(469)
Ending balance as of December 31,	$198,606	$18,514

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	September 30, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	501,342	469,338
Leasehold improvements	1,925,385	1,910,719
Computer hardware & equipment	139,629	114,525
Other	680,718	579,547
	4,134,220	3,961,275
Less: accumulated depreciation and amortization	(1,332,664)	(925,428)
Total property, plant, and equipment	$2,801,556	$3,035,847

Property, plant, and equipment consist of the following:

	December 31, 2022	December 31, 2021
Displays	$312,146	$305,558
Furniture and fixtures	469,338	71,600
Leasehold improvements	1,910,719	112,503
Computer hardware & equipment	114,525	84,887
Building	575,000	-
Other	579,547	243,257
	3,961,275	817,805
Less: accumulated depreciation and amortization	(925,428)	(645,303)
Total property and equipment	$3,035,847	$172,502

Greens Natural Foods, Inc. [Member]
SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity for the year ended December 31, 2021, is presented below:

Beginning Balance as of January 1, 2021	$215,528
New Jersey balance as of August 16, 2021	95,881
Issued	40,741
Redeemed	(42,792)
Ending balance as of December 31, 2021	$309,358

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following at September 30, 2022, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$46,256	5-7
Leasehold improvements	1,988,570	15
Furniture and fixtures	1,732,154	7
Office equipment	50,708	5-7
Machinery and equipment	2,227,571	5-7
Total	6,045,259
Accumulated depreciation	(4,033,117)
	$2,012,142

Property, plant and equipment is comprised of the following at December 31, 2021, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$42,263	5-7
Leasehold improvements	1,816,917	15
Furniture and fixtures	1,582,635	7
Office equipment	46,331	5-7
Machinery and equipment	2,035,287	5-7
Total	5,523,433
Accumulated depreciation	(3,776,457)
	$1,746,976